CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2020 CNY (¥) shares
Current liabilities
Short-term borrowings and current portion of long-term borrowings	¥ 32,941	¥ 191,289
Non-current liabilities
Long-term borrowings	¥ 1,348,046	¥ 1,128,004
Issuance of Common Stock
Treasury shares (in Shares)	517,454	517,454
Class A ordinary shares
Issuance of Common Stock
Ordinary shares authorized	150,000,000	150,000,000
Ordinary shares issued	29,272,306	29,272,306
Ordinary shares outstanding	28,754,852	28,754,852
Class B ordinary shares
Issuance of Common Stock
Ordinary shares authorized	150,000,000	150,000,000
Ordinary shares issued	6,571,429	6,571,429
Ordinary shares outstanding	6,571,429	6,571,429
VIEs
Current liabilities
Short-term borrowings and current portion of long-term borrowings | ¥	¥ 32,941	¥ 191,289
VIEs | Without recourse
Current liabilities
Short-term borrowings and current portion of long-term borrowings | ¥	1,045,107	1,369,895
Non-current liabilities
Long-term borrowings | ¥	¥ 7,539	¥ 69,006